(8) Related Party Transactions	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
(8) Related Party Transactions

(8) RELATED PARTY TRANSACTIONS

a) Short term loans

During the period ended December 31, 2018, the CEO advanced $8,500 to the Company under an undocumented advance which carries no interest and has no stated maturity. During the year ended December 31, 2019, the CEO advanced an additional $5,000 under this undocumented advance.

b) Accounts payable and accrued expenses

The majority of accounts payable and accrued expense balances are owed to related parties, principally the co-founders of the Company.